Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Condensed Consolidated Statements Of Cash Flows
Net Cash Provided by/(Used in) Operating Activities	$ (12,802)	$ 209,908
Cash Flows Provided by/(Used in) Investing Activities:
Cash decrease due to deconsolidation of Ocean Rig	0	(621,615)
Proceeds from sale of Ocean Rig shares	49,911	0
Fixed assets additions	0	(505,670)
Sale of fixed assets	(12,760)	49,000
Short term investments	0	74
Decrease in restricted cash	8,853	51,717
Net Cash Provided by/(Used in) Investing Activities	46,004	(1,026,494)
Cash Flows Provided by/(Used in) Financing Activities:
Proceeds from short and long-term debt	28,000	462,000
Principal payments and repayments of long-term debt	(66,128)	(173,214)
Conversion of preferred shares	(15)	0
Proceeds from preferred stock issuance	4,941	0
Dividends paid	0	(20,526)
Payment of financing costs, net	0	(6,362)
Net Cash Provided by/(Used in) Financing Activities	(33,202)	261,898
Net decrease in cash and cash equivalents	0	(554,688)
Cash and cash equivalents at beginning of the period	0	566,242
Cash and cash equivalents at end of the period	$ 0	$ 11,554